RELATED PARTIES (Details Narrative) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Dec. 09, 2022	Oct. 31, 2022	Aug. 31, 2022	Jul. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Convertible Debt			$ 8,480,000			$ 7,533,915	$ 7,533,915	$ 14,029,842
Purchase of shares		3,838
Settlement of restricted stock units					$ 9,050,004		3,783,240
Share price	$ 16.80
Warrants in public offering	549,987
Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase of shares	29,761
Share price	$ 16.80
Warrants in public offering	59,523
IPO [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase of shares	241,666
Share price	$ 16.80
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash compensation							0	30,909
Accounts Payable							$ 0	$ 12,989
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Convertible Debt									$ 2,500,000
Chief Executive Officer And Board Member [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Purchase of shares				3,838
Settlement of restricted stock units				$ 800,000